OTHER NON-CURRENT ASSETS (Schedule of other assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
OTHER NON-CURRENT ASSETS
Ore stockpiles	$ 39,553	$ 43,439
Value added tax receivables	13,172	3,642
Income tax recoverable	1,170	1,137
Other	5,521	3,705
Total other non-current assets	59,416	51,923
Mexico
OTHER NON-CURRENT ASSETS
Value added tax receivables	3,800	3,600
BURKINA FASO
OTHER NON-CURRENT ASSETS
Value added tax receivables	$ 9,400	$ 0